UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-862



                        The Growth Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                    Date of fiscal year end: August 31, 2004

                   Date of reporting period: February 29, 2004





                                 Patrick F. Quan
                                    Secretary
                        The Growth Fund of America, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

THE GROWTH FUND OF AMERICA

[front cover:  four craftsmen assembling a sailing vessel]

Semi-annual report for the six months ended February 29, 2004

THE GROWTH FUND OF AMERICA(R) invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.


RESULTS AT A GLANCE
as of February 29, 2004
                                                                                            Five-year                  Lifetime
                                                Six-month              One-year           average annual            average annual
                                              total returns         total returns         total returns             total returns*

The Growth Fund of America                       +14.1%                 +42.9%                 +7.6%                    +15.8%

Standard & Poor's
500 Composite Index                              +14.6                  +38.5                 - 0.1                      +12.3

Lipper Capital Appreciation
Funds Index                                      +13.0                  +39.9                  +1.0                      +12.1

Lipper Growth Funds Index                        +11.8                  +36.5                  -1.5                      +11.1

Lipper Multi-Cap Core
Funds Index                                      +14.8 `                +41.3                  +2.3                      +11.7

Lipper Multi-Cap
Growth Funds Index                               +13.4                  +43.9                  -1.1                      +12.0

*Since Capital Research and Management Company began managing the fund on December 1, 1973.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2004 (the most recent calendar quarter):


Class A shares                                                      1 year           5 years          10 years

Reflecting 5.75% maximum sales charge                               +32.90%           +5.54%           +13.50%

Results for other share classes can be found on page 28. Please see the inside back cover for important information about other share classes.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

[photo of construction worker]

FELLOW SHAREHOLDERS:

The strong U.S. stock market recovery continued during the six months ended February 29, 2004. Rising corporate earnings, tax cuts, low interest rates and weakness of the U.S. dollar helped fuel a rise in stock prices.

The Growth Fund of America participated in the broad stock market rebound with a total return of 14.1% for the recent six-month period. As the table at left shows, the fund outpaced three of the five benchmark indexes we use to measure its progress. It slightly trailed Standard & Poor's 500 Composite Index, a broad measure of U.S. stocks, for the past six months.

For the 12 months ended February 29, The Growth Fund of America posted a total return of 42.9%, outpacing four of the five benchmarks. We urge shareholders to remember that, since these returns occurred during the market's recovery from a steep decline, they are unusually high and should not be expected to continue.

For the 10 years ended February 29, 2004, the fund has outpaced all of its benchmarks by significant margins. For its lifetime of just over 30 years, the fund has an average annual total return of 15.8%, compared with 12.3% of the S&P 500.

THE U.S. ECONOMY AND THE FEDERAL RESERVE

The U.S. economy continued to expand during the past six months. Dividend and capital gains tax cuts and continued mortgage refinancing at low interest rates have given consumers money to spend. After three years of little or no growth, business spending has grown in the past 12 months. U.S.-based multinational corporations have been helped by the falling dollar, which has made U.S. exports more competitive.

The Federal Reserve has maintained an accomodative monetary stance with the federal funds target rate at 1.0%, its lowest level since the summer of 1958. If the economy continues to grow, it would be typical for interest rates to rise. Commodity-based prices of metals, crude oil and agricultural products have increased in the past six months, a sign that inflation bears watching. These commodity-based prices are another source of potential upward pressure on interest rates.

[Begin Sidebar]
Figures shown on these two pages are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.
[End Sidebar]

WHAT HELPED RESULTS

Telecommunications companies, whose stocks had fared badly during the three-year bear market, came back strongly. AT&T Wireless Services, one of the fund's largest telecommunications holdings, rose 57.5%. Cingular, a joint venture of SBC and Bell South, agreed to acquire AT&T Wireless Services in February for $41 billion in cash. Vodafone Group, a global operator of mobile telephone services, climbed 36.6%. Other telecommunications stocks showing large gains were Sprint PCS and Motorola.

Rising commodity prices helped materials and energy companies. Metals companies benefiting from increasing demand in China were Phelps Dodge (+79.7%), Inco (+47.4%) and Freeport-McMoRan Copper & Gold (+42.2%). Energy companies LUKoil Holding, one of the largest oil companies in Russia (+43.7%), and Suncor Energy (+38.6%) were among the contributors, as crude oil prices remained high.

A mixture of individual stocks provided signicant gains. Forest Laboratories, a pharmaceutical manufacturer, increased 60.6% on good market acceptance for Namenda, a new drug to treat Alzheimer's disease. Altria Group, a food, beverage and tobacco company, rose 39.6% because of improving earnings and favorable litigation news.

WHAT HURT RESULTS

Technology and media companies, which led the early part of the stock market rebound, lagged. For example, the NASDAQ Composite Index, which is dominated by large technology stocks, gained 3.5% in the last three months of the period while The Growth Fund of America rose 8.7%. Among our larger holdings that posted below-market results for the six-month period were Time Warner (+5.4%), Taiwan Semiconductor Manufacturing (-2.9%) and InterActiveCorp (-12.0%). These stocks made large contributions to the fund's 2003 fiscal results, and we believe they remain attractive long-term investments.

A large number of new investors have joined the fund in the past six months, bringing the number of shareholder accounts to more than 4 million. We welcome our new investors and thank our long-term ones for their continuing support.

Cordially,

/s/ James F. Rothenberg    /s/ Donald D. O'Neal
James F. Rothenberg        Donald D. O'Neal
Chairman of the Board      President

April 8, 2004

Figures shown on this page are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money.

Fund results shown are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. For current information about the fund, visit americanfunds.com.


INVESTMENT PORTFOLIO, February 29, 2004                              unaudited


[begin pie chart]
                                                            Percent
                                                             of net
INDUSTRY DIVERSIFICATION                                     assets

Pharmaceuticals & biotechnology                                9.76 %
Media                                                          8.60
Retailing                                                      8.30
Semiconductors & semiconductor equipment                       8.03
Energy                                                         7.20
Other industries                                              46.10
Cash & equivalents                                            12.01
[end pie chart]



                                                                      Percent
                                                                       of net
LARGEST EQUITY HOLDINGS                                                assets

Time Warner                                                              2.65 %
American International Group                                             2.49
Lowe's Companies                                                         1.97
Altria Group                                                             1.93
Forest Laboratories                                                      1.85
Target                                                                   1.83
Microsoft                                                                1.83
InterActiveCorp                                                          1.63
Comcast                                                                  1.57
Taiwan Semiconductor Manufacturing                                       1.46




                                                                                                                      Market
                                                                                                                       value
EQUITY SECURITIES  - 87.97%                                                                        Shares              (000)
(common and preferred stocks)

PHARMACEUTICALS & BIOTECHNOLOGY -  9.76%
Forest Laboratories, Inc.  (1)                                                                  18,110,000   $     1,366,943
Biogen Idec Inc. (formerly Biogen, Inc.) (1)                                                    15,811,000           876,720
AstraZeneca PLC (Sweden)                                                                        10,818,000           521,501
AstraZeneca PLC (United Kingdom)                                                                 2,800,000           133,323
AstraZeneca PLC (ADR)                                                                            2,472,000           120,189
Sanofi-Synthelabo (France)                                                                      10,260,000           703,908
Eli Lilly and Co.                                                                                9,500,000           702,430
Amgen Inc.  (1)                                                                                  9,910,000           629,582
Genentech, Inc.  (1)                                                                             3,700,000           399,193
Gilead Sciences, Inc.  (1)                                                                       4,650,000           252,077
Allergan, Inc.                                                                                   2,725,000           238,546
Elan Corp., PLC (ADR) (Ireland) (1)                                                             13,565,000           195,607
Barr Pharmaceuticals, Inc.  (1)                                                                  1,600,000           123,856
Pfizer Inc                                                                                       3,100,000           113,615
Novartis AG (Switzerland)                                                                        2,134,000            94,535
Novartis AG (ADR)                                                                                  400,843            17,697
Amylin Pharmaceuticals, Inc.  (1)                                                                4,500,000           103,140
Watson Pharmaceuticals, Inc.  (1)                                                                2,000,000            91,840
Celgene Corp.  (1)                                                                               2,200,000            90,178
IDEXX Laboratories, Inc.  (1)                                                                    1,705,000            87,074
Sepracor Inc.  (1)                                                                               3,000,000            85,260
ImClone Systems Inc.  (1)                                                                        2,000,000            83,960
Affymetrix, Inc.  (1)                                                                            2,000,000            67,980
OSI Pharmaceuticals, Inc.  (1)                                                                   1,500,000            49,125
ICOS Corp.  (1)                                                                                  1,000,000            38,280
Cell Therapeutics, Inc.  (1)                                                                     1,150,000            10,166
Applera Corp. - Celera Genomics Group  (1)                                                         528,800             7,668
Schering-Plough Corp.                                                                              278,200             4,996


MEDIA  -  8.58%
Time Warner Inc. (formerly AOL Time Warner Inc.) (1)                                           113,400,000         1,956,150
Comcast Corp., Class A  (1)                                                                     22,355,062           671,546
Comcast Corp., Class A, special nonvoting stock  (1)                                            16,756,000           489,610
News Corp. Ltd., preferred (ADR) (Australia)                                                    24,520,367           802,552
Liberty Media Corp., Class A  (1)                                                               68,625,000           782,325
Cox Communications, Inc., Class A  (1)                                                          15,250,000           494,100
Clear Channel Communications, Inc.                                                               7,500,000           322,800
Fox Entertainment Group, Inc., Class A  (1)                                                      8,870,000           257,407
UnitedGlobalCom, Inc., Class A  (1)                                                             23,731,200           225,209
Walt Disney Co.                                                                                  7,000,000           185,710
Viacom Inc., Class B, nonvoting                                                                  2,525,000            97,111
Viacom Inc., Class A                                                                               250,000             9,690
Hughes Electronics Corp. (formerly General Motors Corp., Class H - Hughes
   Electronic Corp.)  (1)                                                                        2,500,000            43,350
NTL Inc., Series A, warrants, expire 2011  (1)                                                      95,425               978


RETAILING  -  8.30%
Lowe's Companies, Inc.                                                                          25,934,000         1,452,304
Target Corp.                                                                                    30,720,000         1,350,451
InterActiveCorp  (1)                                                                            37,000,000         1,205,090
Kohl's Corp.  (1)                                                                               11,800,000           607,700
eBay Inc.  (1)                                                                                   6,246,600           430,141
Limited Brands, Inc.                                                                            20,700,000           408,825
Office Depot, Inc.  (1)                                                                         15,450,000           269,294
Michaels Stores, Inc.                                                                            3,350,000           160,934
Big Lots, Inc.  (1) (2)                                                                          6,500,000            93,600
TJX Companies, Inc.                                                                              3,000,000            70,650
Yamada Denki Co., Ltd. (Japan)                                                                   1,725,000            54,619
Circuit City Stores, Inc.                                                                        2,300,000            25,714


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  8.03%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                       563,090,200         1,076,346
Applied Materials, Inc.  (1)                                                                    40,343,500           856,896
Texas Instruments Inc.                                                                          24,571,200           753,107
Micron Technology, Inc.  (1) (2)                                                                32,498,800           488,782
Maxim Integrated Products, Inc.                                                                  8,440,800           421,280
Analog Devices, Inc.                                                                             6,816,666           340,152
Xilinx, Inc.  (1)                                                                                6,875,000           289,025
Linear Technology Corp.                                                                          6,654,359           266,108
Microchip Technology Inc.                                                                        8,725,000           248,662
Altera Corp.  (1)                                                                               10,892,000           240,495
KLA-Tencor Corp.  (1)                                                                            4,080,000           215,424
ASML Holding NV (New York registered)(Netherlands) (1)                                           6,450,000           117,777
Teradyne, Inc.  (1)                                                                              4,480,000           110,432
Tokyo Electron Ltd. (Japan)                                                                      1,835,000           110,344
Samsung Electronics Co., Ltd. (South Korea)                                                        195,000            90,216
Agere Systems Inc., Class A  (1)                                                                22,166,247            86,005
Rohm Co., Ltd. (Japan)                                                                             632,000            71,222
LSI Logic Corp.  (1)                                                                             7,000,000            70,700
PMC-Sierra, Inc.  (1)                                                                            3,000,000            59,700
Cypress Semiconductor Corp.  (1)                                                                   997,000            21,515


ENERGY  -  7.20%
Schlumberger Ltd.                                                                               12,480,000           804,835
Halliburton Co.                                                                                 14,855,000           474,766
LUKoil Holding (ADR) (Russia)                                                                    3,750,000           420,375
Burlington Resources Inc.                                                                        6,820,000           399,243
Devon Energy Corp.                                                                               6,114,000           347,153
Suncor Energy Inc. (Canada)                                                                     13,263,369           344,953
Petro-Canada (Canada)                                                                            7,050,000           318,091
EOG Resources, Inc.  (2)                                                                         6,200,000           275,838
BG Group PLC (United Kingdom)                                                                   40,291,737           238,309
Nexen Inc. (Canada)                                                                              6,200,000           231,648
Occidental Petroleum Corp.                                                                       5,000,000           222,000
Norsk Hydro ASA (ADR) (Norway)                                                                   2,799,800           202,594
Canadian Natural Resources, Ltd. (Canada)                                                        3,100,000           169,852
Pogo Producing Co. (2)                                                                           3,644,400           165,346
Shell Canada Ltd. (Canada)                                                                       2,980,000           137,153
Apache Corp.                                                                                     3,145,060           129,482
Baker Hughes Inc.                                                                                2,794,100           105,114
Imperial Oil Ltd. (Canada)                                                                       2,000,000            91,331
Exxon Mobil Corp.                                                                                1,900,000            80,123
Noble Energy, Inc.                                                                               1,280,000            59,878
Murphy Oil Corp.                                                                                   878,000            55,077
Nabors Industries Ltd.  (1)                                                                        600,000            28,410
Patterson-UTI Energy, Inc.  (1)                                                                    425,000            15,419


SOFTWARE & SERVICES  -  6.15%
Microsoft Corp.                                                                                 50,875,000         1,348,188
First Data Corp. (formed by the merger of First Data Corp. and Concord EFS,Inc.)                16,790,000           688,054
Yahoo! Inc.  (1)                                                                                11,885,800           527,730
Automatic Data Processing, Inc.                                                                 10,550,000           447,848
PeopleSoft, Inc.  (1)                                                                           10,888,200           234,967
Paychex, Inc.                                                                                    7,200,000           231,624
T-Online International AG (Germany) (1)                                                         16,000,000           218,944
Cadence Design Systems, Inc.  (1)                                                               12,400,000           191,332
Yahoo Japan Corp. (Japan) (1)                                                                       10,035           184,053
Sabre Holdings Corp., Class A                                                                    7,062,811           160,255
Ceridian Corp.  (1)                                                                              6,240,900           118,140
SINA Corp. (Hong Kong) (1) (2)                                                                   2,552,000           112,750
Oracle Corp.  (1)                                                                                4,475,000            57,638
Homestore, Inc.  (1)                                                                             4,100,000            20,008
ProAct Technologies Corp., Series C, convertible preferred  (1) (3) (4)                          6,500,000             2,665


CAPITAL GOODS  -  4.65%
Tyco International Ltd.                                                                         31,175,000           890,670
Illinois Tool Works Inc.                                                                         7,450,000           592,424
General Dynamics Corp.                                                                           5,120,700           471,719
General Electric Co.                                                                            14,190,000           461,459
Boeing Co.                                                                                      10,200,000           442,374
Northrop Grumman Corp.                                                                           2,950,100           298,285
Bombardier Inc., Class B (Canada)                                                               27,500,000           133,499
Deere & Co.                                                                                      1,200,000            77,076
Raytheon Co.                                                                                     2,100,000            63,840


BANKS & DIVERSIFIED FINANCIALS  -  4.13%
Freddie Mac                                                                                     14,130,000           874,930
Fannie Mae                                                                                      11,123,200           833,128
Bank of New York Co., Inc.                                                                      12,695,000           418,935
CIT Group Inc.                                                                                   4,950,000           195,376
Capital One Financial Corp.                                                                      2,500,000           176,800
Wells Fargo & Co.                                                                                2,730,000           156,565
SunTrust Banks, Inc.                                                                             1,500,000           108,465
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
   units (Japan)                                                                             4,572,000,000            82,135
Citigroup Inc.                                                                                   1,535,000            77,149
MBNA Corp.                                                                                       2,000,000            54,660
City National Corp.                                                                                675,000            41,958
J.P. Morgan Chase & Co.                                                                            775,000            31,790


TECHNOLOGY HARDWARE & EQUIPMENT  -  3.90%
QUALCOMM Inc.                                                                                   10,595,000           672,253
Cisco Systems, Inc.  (1)                                                                        15,714,500           363,005
Flextronics International Ltd. (Singapore) (1)                                                  14,025,000           253,853
CDW Corp.                                                                                        3,500,000           242,130
International Business Machines Corp.                                                            1,980,000           191,070
Fujitsu Ltd. (Japan) (1)                                                                        31,048,000           186,418
Sun Microsystems, Inc.  (1)                                                                     32,921,000           175,798
Solectron Corp.  (1)                                                                            20,970,600           134,002
Hirose Electric Co., Ltd. (Japan)                                                                1,040,000           114,448
Hoya Corp. (Japan)                                                                               1,051,000            98,300
Murata Manufacturing Co., Ltd. (Japan)                                                           1,694,000            93,828
National Instruments Corp.                                                                       2,250,000            77,760
Hewlett-Packard Co.                                                                              3,138,500            71,275
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                   11,400,000            50,789
Jabil Circuit, Inc.  (1)                                                                         1,500,000            41,970
Dell Inc.  (1)                                                                                   1,080,000            35,262
Nortel Networks Corp. (Canada) (1)                                                               3,800,000            30,324
Sanmina-SCI Corp.  (1)                                                                           2,000,000            25,380
Motorola, Inc.                                                                                   1,276,500            23,551


TELECOMMUNICATION SERVICES  -  3.83%
AT&T Wireless Services, Inc.  (1)                                                               64,174,500           871,490
Vodafone Group PLC (ADR) (United Kingdom)                                                       29,075,000           726,003
Vodafone Group PLC                                                                              57,065,000           142,938
Sprint Corp. - PCS Group, Series 1  (1)                                                         37,770,300           339,933
Sprint Corp. - FON Group                                                                         3,000,000            53,190
Sprint Corp. 7.125% convertible preferred 2004                                                   1,000,000 units       9,990
Telefonica, SA (ADR) (Spain)                                                                     4,232,411           208,277
China Unicom Ltd. (China) (1)                                                                  150,000,000           192,723
KDDI Corp. (Japan)                                                                                  20,000           103,477
Deutsche Telekom AG (Germany) (1)                                                                5,000,000            98,108
AT&T Corp.                                                                                       2,500,000            50,075
Royal KPN NV (Netherlands) (1)                                                                   3,680,000            29,149
Broadview Networks Holdings, Inc., Series E, convertible preferred  (1) (3) (4)                  1,588,972             3,337
Broadview Networks Holdings, Inc., Series E, warrants, expire 2012  (1) (3) (4)                    730,928             1,527


INSURANCE  -  3.79%
American International Group, Inc.                                                              24,880,200         1,841,135
XL Capital Ltd., Class A                                                                         4,870,000           373,334
Berkshire Hathaway Inc., Class A  (1)                                                                1,850           174,825
Marsh & McLennan Companies, Inc.                                                                 2,475,900           118,818
Aon Corp.                                                                                        3,218,600            84,424
Chubb Corp.                                                                                      1,075,000            76,304
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                      8,000,000            70,079
Protective Life Corp.                                                                            1,500,000            57,060


FOOD, BEVERAGE & TOBACCO  -  3.71%
Altria Group, Inc.                                                                              24,725,000         1,422,924
Coca-Cola Co.                                                                                    6,470,000           323,241
Anheuser-Busch Companies, Inc.                                                                   5,280,000           281,002
Unilever NV (New York registered) (Netherlands)                                                  3,300,000           239,910
PepsiCo, Inc.                                                                                    4,000,000           207,600
Kerry Group PLC, Class A (Ireland)                                                               6,214,826           117,836
Adolph Coors Co., Class B                                                                        1,180,000            79,980
General Mills, Inc.                                                                              1,235,000            56,785
Wm. Wrigley Jr. Co.                                                                                235,600            13,250


HEALTH CARE EQUIPMENT & SERVICES  -  2.82%
HCA Inc.                                                                                        12,720,000           540,854
Cardinal Health, Inc.                                                                            7,520,000           490,530
Express Scripts, Inc.  (1) (2)                                                                   4,710,000           342,700
Medtronic, Inc.                                                                                  4,760,000           223,244
Anthem, Inc.  (1)                                                                                1,752,400           150,619
Applera Corp. - Applied Biosystems Group                                                         4,100,000            93,480
Caremark Rx, Inc.  (1)                                                                           2,700,000            87,102
Andrx Group  (1)                                                                                 2,720,000            81,491
Lincare Holdings Inc.  (1)                                                                       2,200,000            71,148


MATERIALS  -  2.56%
Freeport-McMoRan Copper & Gold Inc., Class B                                                     7,330,000           312,625
Inco Ltd. (Canada) (1)                                                                           7,000,000           260,120
Phelps Dodge Corp.  (1)                                                                          2,500,000           215,650
Rio Tinto PLC (United Kingdom)                                                                   7,000,000           188,203
BHP Billiton Ltd. (Australia)                                                                   19,516,661           184,935
Dow Chemical Co.                                                                                 3,185,000           138,452
CRH PLC (Ireland)                                                                                5,900,000           123,642
Nitto Denko Corp. (Japan)                                                                        2,111,000           104,019
Potash Corp. of Saskatchewan Inc. (Canada)                                                       1,202,000            99,405
CONSOL Energy Inc.  (3)                                                                          3,700,000            93,351
Sealed Air Corp.  (1)                                                                            1,580,000            78,763
Newmont Mining Corp.                                                                             1,500,000            65,175
Millennium Chemicals Inc. (1)                                                                    2,000,000            26,740


TRANSPORTATION  -  2.48%
FedEx Corp.                                                                                      8,396,300           576,658
Southwest Airlines Co.                                                                          33,524,877           462,979
United Parcel Service, Inc., Class B                                                             6,078,300           429,310
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                         6,835,000           236,559
Burlington Northern Santa Fe Corp.                                                               3,950,000           127,111


HOTELS, RESTAURANTS & LEISURE  -  2.05%
Carnival Corp., units                                                                           13,050,000           579,029
Starbucks Corp.  (1)                                                                             8,329,200           311,595
Harrah's Entertainment, Inc.                                                                     4,650,000           241,568
MGM Mirage, Inc.   (1)                                                                           4,700,000           204,685
Mandalay Resort Group                                                                            2,750,000           141,350
McDonald's Corp.                                                                                 1,300,000            36,790


FOOD & STAPLES RETAILING  -  1.21%
Walgreen Co.                                                                                    14,683,200           523,603
Wal-Mart Stores, Inc.                                                                            3,050,000           181,658
Whole Foods Market, Inc.                                                                           974,800            75,401
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                            1,895,100            58,085
Wal-Mart de Mexico, SA de CV, Series V                                                           4,750,000            14,615
Wal-Mart de Mexico, SA de CV, Series C                                                               5,788                18
SYSCO Corp.                                                                                      1,000,000            39,650


COMMERCIAL SERVICES & SUPPLIES  -  0.73%
Allied Waste Industries, Inc.  (1)                                                              10,650,000           134,510
Monster Worldwide, Inc.  (1)                                                                     5,300,000           116,600
Robert Half International Inc.  (1)                                                              4,610,000           103,587
Republic Services, Inc.                                                                          3,000,000            78,720
Cendant Corp.                                                                                    3,000,000            68,100
United Rentals, Inc.  (1)                                                                        1,927,600            33,810


AUTOMOBILES & COMPONENTS  -  0.30%
Harley-Davidson Motor Co.                                                                        2,130,000           113,146
Dana Corp.                                                                                       5,000,000           106,950


OTHER  -  0.24%
Questar Corp.                                                                                    2,475,000            88,729
Avon Products, Inc.                                                                                997,200            70,402
Estee Lauder Companies Inc., Class A                                                               500,000            21,300


MISCELLANEOUS  -  3.55%
Other equity securities in initial period of acquisition                                                           2,621,288


TOTAL EQUITY SECURITIES (cost: $53,757,376,000)                                                                   64,976,054



                                                                                                                      Market
                                                                                          Principal amount             value
FIXED-INCOME SECURITIES - 0.02%                                                                       (000)             (000)

MEDIA  -  0.02%
AOL Time Warner Inc. 5.625% 2005                                                              $     10,795     $      11,278



TOTAL FIXED-INCOME SECURITIES (cost: $10,429,000)                                                                     11,278



                                                                                                                      Market
                                                                                          Principal amount             value
SHORT-TERM SECURITIES - 11.65%                                                                        (000)             (000)

U.S. TREASURIES  -  5.27%
U.S. Treasury Bills 0.841%-1.045% due 3/4-7/22/2004                                         $    3,899,200   $     3,891,792

CORPORATE SHORT-TERM NOTES  -  4.77%
Edison Asset Securitization LLC 1.04% due 3/5-5/7/2004 (3)                                          95,000            94,887
General Electric Capital Services, Inc. 1.03%-1.06% due 4/7-5/7/2004                                80,000            79,891
Pfizer Inc 0.99% due 3/2-5/13/2004 (3)                                                             160,000           159,806
Exxon Asset Management Co. 0.98%-0.99% due 3/10-3/26/2004 (3)                                      100,000            99,951
Exxon Project Investment Corp. 0.99% due 3/4/2004 (3)                                               50,000            49,994
Wal-Mart Stores Inc. 0.98%-0.99% due 3/2-4/6/2004 (3)                                              150,000           149,924
Variable Funding Capital Corp. 1.02%-1.03% due 3/5-4/16/2004 (3)                                   150,000           149,910
CAFCO, LLC 1.02%-1.03% due 3/16-3/22/2004 (3)                                                      100,000            99,938
Ciesco LLC 1.04% due 4/6/2004 (3)                                                                   50,000            49,947
Triple-A One Funding Corp. 1.02%-1.03% due 3/9-4/8/2004 (3)                                        150,000           149,881
Coca-Cola Co. 1.00%-1.02% due 3/1-5/14/2004                                                        150,000           149,867
DuPont (E.I.) de Nemours & Co. 0.99%-1.02% due 3/24-5/12/2004                                      150,000           149,812
Household Finance Corp. 1.03% due 4/5-4/26/2004                                                    150,000           149,789
Bank of America Corp. 1.02%-1.10% due 3/15-4/16/2004                                               120,500           120,385
Receivables Capital Corp. 1.05% due 3/15/2004 (3)                                                   25,000            24,989
ChevronTexaco Corp. 0.98%-1.03% due 3/29-4/16/2004                                                 125,000           124,872
Procter & Gamble Co. 0.97%-1.00% due 3/17-4/20/2004 (3)                                            110,000           109,880
American Express Credit Corp. 1.01%-1.02% due 4/28-5/10/2004                                       105,000           104,808
Verizon Network Funding Corp. 0.99%-1.00% due 3/19-4/13/2004                                       100,000            99,918
New Center Asset Trust 1.02%-1.03% due 3/16-4/28/2004                                              100,000            99,871
Clipper Receivables Corp. 1.03%-1.04% due 4/26-5/19/2004 (3)                                       100,000            99,806
Gannett Co. 0.98%-0.99% due 3/10-3/24/2004 (3)                                                      90,000            89,955
Caterpillar Financial Services Corp. 0.99%-1.02% due 3/2-6/1/2004                                   85,000            84,914
FCAR Owner Trust I 1.03%-1.04% due 3/19-4/27/2004                                                   80,000            79,891
Merck & Co. Inc. 0.98% due 3/10-3/17/2004                                                           78,400            78,368
Private Export Funding Corp. 1.05%-1.10% due 3/11-5/18/2004 (3)                                     77,900            77,819
Archer Daniels Midland Co. 1.02%-1.10% due 3/2-5/25/2004 (3)                                        75,000            74,954
Netjets Inc. 1.01%-1.04% due 3/3-4/5/2004 (3)                                                       67,600            67,575
Three Pillars Funding Corp. 1.03% due 3/1-3/26/2004 (3)                                             65,000            64,980
Park Avenue Receivables Corp. 1.03%-1.04% due 3/3-3/23/2004 (3)                                     60,000            59,972
Abbott Laboratories Inc. 0.98% due 3/30/2004 (3)                                                    60,000            59,951
American General Finance Corp. 1.00%-1.02% due 3/15-4/13/2004                                       40,000            39,971
AIG Funding, Inc. 1.01% due 4/19/2004                                                               20,000            19,973
Medtronic Inc. 0.97%-0.98% due 3/24-3/29/2004 (3)                                                   55,000            54,959
Preferred Receivables Funding Corp. 1.02%-1.03% due 3/24-4/20/2004 (3)                              50,000            49,944
Kimberly-Clark Worldwide Inc. 0.97% due 3/3-3/23/2004 (3)                                           45,500            45,483
SBC International Inc. 0.99% due 3/12/2004 (3)                                                      45,000            44,985
Clorox Co. 0.98% due 4/7/2004                                                                       45,000            44,953
USAA Capital Corp. 0.99% due 3/16/2004                                                              40,000            39,982
Harvard University 1.02% due 3/17/2004                                                              30,000            29,986
Colgate-Palmolive Co. 0.97% due 3/31/2004 (3)                                                       30,000            29,975
IBM Credit Corp. 1.00% due 3/17/2004                                                                25,000            24,988
Yale University 1.03% due 4/7/2004                                                                  25,000            24,974
Eli Lilly and Co. 0.98% due 3/5/2004 (3)                                                            20,000            19,997


FEDERAL AGENCY DISCOUNT NOTES  -  1.34%
International Bank for Reconstruction and Development 0.93%-1.01%
   due 3/12-5/17/2004                                                                              245,000           244,698
Federal Farm Credit Banks 0.94%-1.10% due 3/15-8/5/2004                                            237,500           236,839
Federal Home Loan Bank 0.98%-1.00% due 3/17-4/16/2004                                              175,000           174,846
Freddie Mac 1.00%-1.015% due 4/20-5/11/2004                                                        150,000           149,758
Fannie Mae 1.00%-1.015% due 4/14-5/5/2004                                                          100,000            99,845
Student Loan Marketing Assn. 0.997%-1.007% due 5/20-6/17/2004 (5)                                   53,500            53,501
Tennessee Valley Authority 0.94% due 3/18/2004                                                      30,000            29,986


CERTIFICATES OF DEPOSIT  -  0.27%
Wells Fargo & Co. 1.02%-1.04% due 3/5-5/26/2004                                                    150,000           149,992
State Street Bank & Trust 1.04% due 3/3/2004                                                        50,000            50,000

TOTAL SHORT-TERM SECURITIES (cost: $8,607,551,000)                                                                 8,607,932


TOTAL INVESTMENT SECURITIES (cost: $62,375,356,000)                                                               73,595,264

New Taiwanese Dollar (cost: $2,148,000)                                                          NT$73,393             2,209

Other assets less liabilities                                                                                        262,407

NET ASSETS                                                                                                       $73,859,880

(1) Security did not produce income during the last 12 months.

(2)  The  fund  owns  6.07%,  5.71%,  5.56%,  5.39%,  5.33%  and  5.28%  of  the
     outstanding voting securities of Express Scripts, Inc., Pogo Producing Co.,
     Big Lots,  Inc.,  EOG Resources,  Inc.,  Micron  Technology,  Inc. and SINA
     Corp., respectively, and thus is considered an affiliate of these companies under the Investment Company Act of 1940.

(3)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.

(4) Valued under fair value procedures adopted by authority of the Board of Directors.

(5)  Coupon rate may change periodically.

ADR = American Depositary Receipts

See Notes to Financial Statements

EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE AUGUST 31, 2003
Avon Products
Barr Pharmaceuticals
Boeing
Caremark Rx
Celgene
City National
CONSOL Energy
Cox Communications
CRH
Dana
Exxon Mobil
Fujitsu
Harley-Davidson Motor
Harrah's Entertainment
MGM Mirage
Micron Technology
Mitsui Sumitomo Insurance
NTL
Occidental Petroleum
Phelps Dodge
QUALCOMM
SINA
SunTrust Banks
SYSCO
Tokyo Electron
T-Online International
UnitedGlobalCom
Wal-Mart Stores
Watson Pharmaceuticals
Wells Fargo
Wm. Wrigley Jr.
Yahoo Japan
Yamada Denki

EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE AUGUST 31, 2003 Adelphia Communications
ALLTEL
ALSTOM
Applied Micro Circuits
Arch Coal
Becton, Dickinson
Broadcom
Celestica
El Paso
FleetBoston Financial
National Semiconductor
New UPC
Novell
NTT DoCoMo
Sallie Mae
SAP
Scientific-Atlanta
Telewest Communications
Univision Communications
Waste Management

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at February 29, 2004                          (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $61,188,033)                                                    $72,116,248
  Affiliated issuers (cost: $1,187,323)                                                         1,479,016           $73,595,264
 Cash denominated in non-U.S. currencies
  (cost: $2,148)                                                                                                          2,209
 Cash                                                                                                                    13,639
 Receivables for:
  Sales of investments                                                                            305,567
  Sales of fund's shares                                                                          274,360
  Dividends and interest                                                                           40,584               620,511
                                                                                                                     74,231,623
LIABILITIES:
 Payables for:
  Purchases of investments                                                                        257,969
  Repurchases of fund's shares                                                                     48,264
  Investment advisory services                                                                     16,915
  Services provided by affiliates                                                                  46,303
  Deferred Directors' compensation                                                                  1,306
  Other fees and expenses                                                                             986               371,743
NET ASSETS AT FEBRUARY 29, 2004                                                                                     $73,859,880

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                         $63,365,110
 Accumulated net investment loss                                                                                         (8,209)
 Accumulated net realized loss                                                                                         (716,908)
 Net unrealized appreciation                                                                                         11,219,887
NET ASSETS AT FEBRUARY 29, 2004                                                                                     $73,859,880

TOTAL AUTHORIZED CAPITAL STOCK - 3,500,000 SHARES, $.001 PAR VALUE

                                                                            Net assets             Shares          Net asset value
                                                                                              outstanding              per share(1)

Class A                                                                    $51,977,947          2,025,688                $25.66
Class B                                                                      4,630,262            185,100                 25.01
Class C                                                                      4,331,272            173,485                 24.97
Class F                                                                      6,068,105            237,471                 25.55
Class 529-A                                                                    680,357             26,573                 25.60
Class 529-B                                                                    188,762              7,483                 25.22
Class 529-C                                                                    229,465              9,095                 25.23
Class 529-E                                                                     37,541              1,473                 25.48
Class 529-F                                                                     11,714                458                 25.58
Class R-1                                                                       45,339              1,790                 25.33
Class R-2                                                                      611,256             24,151                 25.31
Class R-3                                                                    2,105,379             82,770                 25.44
Class R-4                                                                    2,165,966             84,715                 25.57
Class R-5                                                                      776,515             30,224                 25.69

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $27.23 and $27.16, respectively.


See Notes to Financial Statements

STATEMENT OF OPERATIONS                                              unaudited
for the six months ended February 29, 2004              (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $4,123; also includes
            $869 from affiliates)                                                                $212,623
  Interest                                                                                         37,353              $249,976

 Fees and expenses:
  Investment advisory services                                                                     92,785
  Distribution services                                                                           109,175
  Transfer agent services                                                                          31,495
  Administrative services                                                                          12,461
  Reports to shareholders                                                                           1,534
  Registration statement and prospectus                                                             1,706
  Postage, stationery and supplies                                                                  3,789
  Directors' compensation                                                                             256
  Auditing and legal                                                                                   83
  Custodian                                                                                         2,399
  State and local taxes                                                                                 1
  Other                                                                                               179
  Total expenses before reimbursement                                                             255,863
   Reimbursement of expenses                                                                          278               255,585
 Net investment loss                                                                                                     (5,609)

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain on:
  Investments                                                                                   1,221,091
  Non-U.S. currency transactions                                                                     (523)            1,220,568
 Net unrealized appreciation on:
  Investments                                                                                   7,145,199
  Non-U.S. currency translations                                                                      924             7,146,123
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                              8,366,691
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                     $8,361,082



See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                               Six months            Year ended
                                                                                       ended February 29,            August 31,
                                                                                                    2004*                  2003
OPERATIONS:
 Net investment (loss) income                                                                    $ (5,609)              $78,333
 Net realized gain on investments and
  non-U.S. currency transactions                                                                1,220,568               220,101
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                             7,146,123             8,438,265
  Net increase in net assets
   resulting from operations                                                                    8,361,082             8,736,699

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                         (20,306)              (37,508)

CAPITAL SHARE TRANSACTIONS                                                                     11,816,946             8,890,875

TOTAL INCREASE IN NET ASSETS                                                                   20,157,722            17,590,066

NET ASSETS:
 Beginning of period                                                                           53,702,158            36,112,092
 End of period (including accumulated net investment loss
  and undistributed net investment income: $(8,209) and $17,706,
  respectively)                                                                               $73,859,880           $53,702,158

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited



1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 29, 2004, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $62,381,177,000.

As of February 29, 2004, the components of distributable earnings on a tax basis were as follows:
                                                        (dollars in thousands)

Distributions in excess of net investment income and currency losses                       $       (7,507)
Accumulated short-term capital losses                                                          (1,178,532)
Accumulated long-term capital gains                                                               465,821
Gross unrealized appreciation on investment securities                                         13,375,769
Gross unrealized depreciation on investment securities                                         (2,159,473)

Accumulated short-term capital losses above include capital loss carryforwards of $424,032,000 and $1,509,623,000 expiring in 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class                     Six months ended February 29, 2004             Year ended August 31, 2003
Class A                                                   $ 11,834                               $ 31,898
Class B                                                          -                                      -
Class C                                                          -                                      -
Class F                                                      4,078                                  4,413
Class 529-A                                                    640                                    455
Class 529-B                                                      -                                      -
Class 529-C                                                      -                                      -
Class 529-E                                                      -                                     13
Class 529-F                                                      9                                      1
Class R-1                                                        -                                      2
Class R-2                                                        -                                     63
Class R-3                                                    1,019                                    218
Class R-4                                                    1,782                                    109
Class R-5                                                      944                                    336
Total                                                     $ 20,306                               $ 37,508


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.50% on the first $1 billion of daily net assets and decreasing to 0.276% on such assets in excess of $55 billion. For the six months ended February 29, 2004, the investment advisory services fee was $92,785,000, which was equivalent to an annualized rate of 0.298% of average net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 29, 2004, unreimbursed expenses subject to reimbursement totaled $21,065,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.


         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------


          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the six months ended February 29, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $57,198          $29,024        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          20,014           2,471         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          17,336         Included            $2,600              $545            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          5,982          Included             3,589               401            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         440           Included              393                 49                 $262
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         751           Included              113                 40                  75
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         877           Included              132                 38                  88
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          73           Included              22                  3                    4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          10           Included               6                  1                   15
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          167           Included              25                  9             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         1,635          Included              327                859            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3         3,269          Included              981                778            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4         1,423          Included              854                 7             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              238                 7             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total         $109,175          $31,495            $9,280             $2,737                $444
         --------------------------------------------------------------------------------------------------------------

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $104,000 in current fees (either paid in cash or deferred) and a net increase of $152,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Share class                                                    Sales(1)                  Reinvestments of dividends
                                                         Amount         Shares                 Amount      Shares
Six months ended February 29, 2004
Class A                                             $ 7,424,579        309,639               $ 11,367         479
Class B                                                 752,768         32,302                      -           -
Class C                                               1,281,307         54,902                      -           -
Class F                                               2,040,673         85,518                  3,553         150
Class 529-A                                             210,263          8,755                    640          27
Class 529-B                                              51,156          2,164                      -           -
Class 529-C                                              73,176          3,086                      -           -
Class 529-E                                              11,559            485                      -           -
Class 529-F                                               5,393            227                      9          -*
Class R-1                                                23,029            974                      -           -
Class R-2                                               300,584         12,617                      -           -
Class R-3                                             1,331,653         55,560                  1,018          44
Class R-4                                             1,769,689         73,437                  1,779          75
Class R-5                                               460,062         18,779                    907          38
Total net increase
   (decrease)                                      $ 15,735,891        658,445               $ 19,273         813

Year ended August 31, 2003
Class A                                             $ 9,047,567        464,304               $ 30,635       1,635
Class B                                               1,070,469         55,879                      -           -
Class C                                               1,255,978         65,233                      -           -
Class F                                               2,106,047        107,747                  3,909         209
Class 529-A                                             210,052         10,828                    455          24
Class 529-B                                              65,004          3,377                      -           -
Class 529-C                                              74,845          3,886                      -           -
Class 529-E                                              14,036            728                     13           1
Class 529-F                                               4,649            239                      1          -*
Class R-1                                                20,507          1,061                      2          -*
Class R-2                                               304,985         15,642                     63           3
Class R-3                                               740,993         37,695                    218          12
Class R-4                                               400,549         20,284                    109           6
Class R-5                                               190,807          9,343                    292          16
Total net increase
   (decrease)                                      $ 15,506,488        796,246               $ 35,697       1,906




Share class                                                   Repurchases(1)                        Net increase
                                                           Amount        Shares                 Amount       Shares
Six months ended February 29, 2004
Class A                                              $ (2,867,913)     (119,426)           $ 4,568,033      190,692
Class B                                                  (137,350)       (5,864)               615,418       26,438
Class C                                                  (168,091)       (7,173)             1,113,216       47,729
Class F                                                  (341,256)      (14,244)             1,702,970       71,424
Class 529-A                                                (9,576)         (398)               201,327        8,384
Class 529-B                                                (1,937)          (81)                49,219        2,083
Class 529-C                                                (3,154)         (134)                70,022        2,952
Class 529-E                                                  (652)          (28)                10,907          457
Class 529-F                                                  (132)           (5)                 5,270          222
Class R-1                                                  (5,153)         (214)                17,876          760
Class R-2                                                 (52,145)       (2,181)               248,439       10,436
Class R-3                                                (145,806)       (6,076)             1,186,865       49,528
Class R-4                                                (162,608)       (6,672)             1,608,860       66,840
Class R-5                                                 (42,445)       (1,763)               418,524       17,054
Total net increase
   (decrease)                                        $ (3,938,218)     (164,259)          $ 11,816,946      494,999

Year ended August 31, 2003
Class A                                              $ (5,340,089)     (281,360)           $ 3,738,113      184,579
Class B                                                  (293,438)      (15,873)               777,031       40,006
Class C                                                  (269,689)      (14,499)               986,289       50,734
Class F                                                  (511,381)      (26,978)             1,598,575       80,978
Class 529-A                                                (8,258)         (429)               202,249       10,423
Class 529-B                                                (2,057)         (107)                62,947        3,270
Class 529-C                                                (3,782)         (195)                71,063        3,691
Class 529-E                                                  (218)          (11)                13,831          718
Class 529-F                                                   (57)           (3)                 4,593          236
Class R-1                                                  (1,954)          (99)                18,555          962
Class R-2                                                 (45,532)       (2,350)               259,516       13,295
Class R-3                                                 (98,763)       (5,062)               642,448       32,645
Class R-4                                                 (51,101)       (2,582)               349,557       17,708
Class R-5                                                 (24,991)       (1,283)               166,108        8,076
Total net increase
   (decrease)                                        $ (6,651,310)     (350,831)           $ 8,890,875      447,321

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.

6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of February 29, 2004, the total value of restricted securities was $2,080,000, which represented 2.82% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $14,439,662,000 and $6,040,049,000, respectively, during the six months ended February 29, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 29, 2004, the custodian fee of $2,399,000 included $11,000 that was offset by this reduction, rather than paid in cash.



Financial highlights (1)

                                                                   Income (loss) from investment operations (2)
                                                                                            Net
                                                        Net asset                  gains(losses)
                                                           value,           Net   on securities   Total from
                                                        beginning    investment   (both realized  investment
                                                        of period income (loss)  and unrealized)  operations
Class A:
 Six months ended 2/29/2004 (4)                            $22.49          $.01           $3.17        $3.18
 Year ended 8/31/2003                                       18.57           .06            3.88         3.94
 Year ended 8/31/2002                                       23.20           .04           (4.62)       (4.58)
 Year ended 8/31/2001                                       35.91           .15           (8.62)       (8.47)
 Year ended 8/31/2000                                       26.20           .18           12.77        12.95
 Year ended 8/31/1999                                       17.95           .07           10.48        10.55
Class B:
 Six months ended 2/29/2004 (4)                             22.00          (.08)           3.09         3.01
 Year ended 8/31/2003                                       18.28          (.09)           3.81         3.72
 Year ended 8/31/2002                                       22.98          (.13)          (4.57)       (4.70)
 Year ended 8/31/2001                                       35.79          (.07)          (8.56)       (8.63)
 Period from 3/15/2000 to 8/31/2000                         32.44             - (6)        3.35         3.35
Class C:
 Six months ended 2/29/2004 (4)                             21.96          (.08)           3.09         3.01
 Year ended 8/31/2003                                       18.26          (.10)           3.80         3.70
 Year ended 8/31/2002                                       22.95          (.13)          (4.56)       (4.69)
 Period from 3/15/2001 to 8/31/2001                         23.78          (.08)           (.75)        (.83)
Class F:
 Six months ended 2/29/2004 (4)                             22.41           .01            3.15         3.16
 Year ended 8/31/2003                                       18.53           .05            3.87         3.92
 Year ended 8/31/2002                                       23.19           .03           (4.61)       (4.58)
 Period from 3/15/2001 to 8/31/2001                         23.92           .02            (.75)        (.73)
Class 529-A:
 Six months ended 2/29/2004 (4)                             22.47             - (6)        3.16         3.16
 Year ended 8/31/2003                                       18.56           .07            3.88         3.95
 Period from 2/15/2002 to 8/31/2002                         22.62           .01           (4.07)       (4.06)
Class 529-B:
 Six months ended 2/29/2004 (4)                             22.20          (.10)           3.12         3.02
 Year ended 8/31/2003                                       18.48          (.12)           3.84         3.72
 Period from 2/15/2002 to 8/31/2002                         22.62          (.08)          (4.06)       (4.14)
Class 529-C:
 Six months ended 2/29/2004 (4)                             22.21          (.10)           3.12         3.02
 Year ended 8/31/2003                                       18.48          (.12)           3.85         3.73
 Period from 2/15/2002 to 8/31/2002                         22.62          (.08)          (4.06)       (4.14)
Class 529-E:
 Six months ended 2/29/2004 (4)                             22.37          (.04)           3.15         3.11
 Year ended 8/31/2003                                       18.55          (.02)           3.87         3.85
 Period from 3/1/2002 to 8/31/2002                          22.95          (.02)          (4.38)       (4.40)
Class 529-F:
 Six months ended 2/29/2004 (4)                             22.45          (.01)           3.16         3.15
 Period from 9/16/2002 to 8/31/2003                         18.39           .03            4.06         4.09




                                                         Dividends
                                                         (from net  Distributions          Total   Net asset
                                                        investment  (from capital  dividends and  value, end
                                                           income)         gains)  distributions   of period
Class A:
 Six months ended 2/29/2004 (4)                             $(.01)           $-           $(.01)      $25.66
 Year ended 8/31/2003                                        (.02)            -            (.02)       22.49
 Year ended 8/31/2002                                        (.05)            -            (.05)       18.57
 Year ended 8/31/2001                                        (.15)        (4.09)          (4.24)       23.20
 Year ended 8/31/2000                                        (.04)        (3.20)          (3.24)       35.91
 Year ended 8/31/1999                                        (.09)        (2.21)          (2.30)       26.20
Class B:
 Six months ended 2/29/2004 (4)                                 -             -               -        25.01
 Year ended 8/31/2003                                           -             -               -        22.00
 Year ended 8/31/2002                                           -             -               -        18.28
 Year ended 8/31/2001                                        (.09)        (4.09)         (4.18)        22.98
 Period from 3/15/2000 to 8/31/2000                             -             -               -        35.79
Class C:
 Six months ended 2/29/2004 (4)                                 -             -               -        24.97
 Year ended 8/31/2003                                           -             -               -        21.96
 Year ended 8/31/2002                                           -             -               -        18.26
 Period from 3/15/2001 to 8/31/2001                             -             -               -        22.95
Class F:
 Six months ended 2/29/2004 (4)                              (.02)            -            (.02)       25.55
 Year ended 8/31/2003                                        (.04)            -            (.04)       22.41
 Year ended 8/31/2002                                        (.08)            -            (.08)       18.53
 Period from 3/15/2001 to 8/31/2001                             -             -               -        23.19
Class 529-A:
 Six months ended 2/29/2004 (4)                              (.03)            -            (.03)       25.60
 Year ended 8/31/2003                                        (.04)            -            (.04)       22.47
 Period from 2/15/2002 to 8/31/2002                             -             -               -        18.56
Class 529-B:
 Six months ended 2/29/2004 (4)                                 -             -               -        25.22
 Year ended 8/31/2003                                           -             -               -        22.20
 Period from 2/15/2002 to 8/31/2002                             -             -               -        18.48
Class 529-C:
 Six months ended 2/29/2004 (4)                                 -             -               -        25.23
 Year ended 8/31/2003                                           -             -               -        22.21
 Period from 2/15/2002 to 8/31/2002                             -             -               -        18.48
Class 529-E:
 Six months ended 2/29/2004 (4)                                 -             -               -        25.48
 Year ended 8/31/2003                                        (.03)            -            (.03)       22.37
 Period from 3/1/2002 to 8/31/2002                              -             -               -        18.55
Class 529-F:
 Six months ended 2/29/2004 (4)                              (.02)            -            (.02)       25.58
 Period from 9/16/2002 to 8/31/2003                          (.03)            -            (.03)       22.45





                                                                                        Ratio of      Ratio of net
                                                                      Net assets,       expenses     income (loss)
                                                             Total  end of period     to average        to average
                                                         return(3)  (in millions)     net assets        net assets
Class A:
 Six months ended 2/29/2004 (4)                             14.12%        $51,978           .71% (5)     .10% (5)
 Year ended 8/31/2003                                       21.23          41,267           .76          .28
 Year ended 8/31/2002                                      (19.80)         30,644           .75          .18
 Year ended 8/31/2001                                      (25.28)         34,312           .71          .56
 Year ended 8/31/2000                                       53.51          40,671           .70          .58
 Year ended 8/31/1999                                       61.26          20,673           .70          .28
Class B:
 Six months ended 2/29/2004 (4)                             13.73           4,630          1.45 (5)     (.65) (5)
 Year ended 8/31/2003                                       20.35           3,490          1.53         (.49)
 Year ended 8/31/2002                                      (20.45)          2,170          1.52         (.60)
 Year ended 8/31/2001                                      (25.83)          1,437          1.48         (.29)
 Period from 3/15/2000 to 8/31/2000                         10.33             424           .66         (.01)
Class C:
 Six months ended 2/29/2004 (4)                             13.71           4,331          1.51 (5)     (.71) (5)
 Year ended 8/31/2003                                       20.26           2,762          1.55         (.52)
 Year ended 8/31/2002                                      (20.44)          1,370          1.55         (.63)
 Period from 3/15/2001 to 8/31/2001                         (3.49)            385           .80         (.34)
Class F:
 Six months ended 2/29/2004 (4)                             14.11           6,068           .74 (5)      .06  (5)
 Year ended 8/31/2003                                       21.22           3,721           .75          .28
 Year ended 8/31/2002                                      (19.83)          1,576           .77          .15
 Period from 3/15/2001 to 8/31/2001                         (3.05)            350           .38          .08
Class 529-A:
 Six months ended 2/29/2004 (4)                             14.07             680           .77 (5)      .03  (5)
 Year ended 8/31/2003                                       21.35             409           .67          .36
 Period from 2/15/2002 to 8/31/2002                        (17.95)            144           .86 (5)      .07  (5)
Class 529-B:
 Six months ended 2/29/2004 (4)                             13.60             189          1.63 (5)     (.83) (5)
 Year ended 8/31/2003                                       20.13             120          1.66         (.63)
 Period from 2/15/2002 to 8/31/2002                        (18.30)             39          1.66 (5)     (.74) (5)
Class 529-C:
 Six months ended 2/29/2004 (4)                             13.60             229          1.62 (5)     (.83) (5)
 Year ended 8/31/2003                                       20.18             136          1.65         (.61)
 Period from 2/15/2002 to 8/31/2002                        (18.30)             45          1.64 (5)     (.72) (5)
Class 529-E:
 Six months ended 2/29/2004 (4)                             13.90              38          1.10 (5)     (.30) (5)
 Year ended 8/31/2003                                       20.78              23          1.11         (.08)
 Period from 3/1/2002 to 8/31/2002                         (19.17)              6           .56         (.10)
Class 529-F:
 Six months ended 2/29/2004 (4)                             14.06              12           .85 (5)     (.06) (5)
 Period from 9/16/2002 to 8/31/2003                         22.27               5           .86 (5)      .16  (5)





Financial highlights (1)   (continued)



                                                                  Income (loss)from investment operations (2)
                                                                                            Net
                                                        Net asset                  gains(losses)
                                                           value,           Net    on securities  Total from
                                                        beginning    investment   (both realized  investment
                                                        of period (loss) income  and unrealized)  operations
Class R-1:
 Six months ended 2/29/2004 (4)                            $22.28         $(.09)          $3.14        $3.05
 Year ended 8/31/2003                                       18.53          (.11)           3.87         3.76
 Period from 6/6/2002 to 8/31/2002                          21.08          (.03)          (2.52)       (2.55)
Class R-2:
 Six months ended 2/29/2004 (4)                             22.26          (.08)           3.13         3.05
 Year ended 8/31/2003                                       18.53          (.10)           3.86         3.76
 Period from 5/21/2002 to 8/31/2002                         22.11          (.03)          (3.55)       (3.58)
Class R-3:
 Six months ended 2/29/2004 (4)                             22.35          (.04)           3.15         3.11
 Year ended 8/31/2003                                       18.55          (.02)           3.86         3.84
 Period from 5/21/2002 to 8/31/2002                         22.11          (.01)          (3.55)       (3.56)
Class R-4:
 Six months ended 2/29/2004 (4)                             22.44           .01            3.16         3.17
 Year ended 8/31/2003                                       18.57           .05            3.87         3.92
 Period from 5/28/2002 to 8/31/2002                         22.01           .01           (3.45)       (3.44)
Class R-5:
 Six months ended 2/29/2004 (4)                             22.52           .04            3.18         3.22
 Year ended 8/31/2003                                       18.58           .11            3.89         4.00
 Period from 5/15/2002 to 8/31/2002                         22.40           .03           (3.85)       (3.82)




                                                         Dividends
                                                         (from net  Distributions          Total   Net asset
                                                        investment  (from capital  dividends and  value, end
                                                           income)         gains)  distributions   of period
Class R-1:
 Six months ended 2/29/2004 (4)                                $-           $-               $-       $25.33
 Year ended 8/31/2003                                        (.01)           -             (.01)       22.28
 Period from 6/6/2002 to 8/31/2002                              -            -                -        18.53
Class R-2:
 Six months ended 2/29/2004 (4)                                 -            -                -        25.31
 Year ended 8/31/2003                                        (.03)           -             (.03)       22.26
 Period from 5/21/2002 to 8/31/2002                             -            -                -        18.53
Class R-3:
 Six months ended 2/29/2004 (4)                              (.02)           -             (.02)       25.44
 Year ended 8/31/2003                                        (.04)           -             (.04)       22.35
 Period from 5/21/2002 to 8/31/2002                             -            -                -        18.55
Class R-4:
 Six months ended 2/29/2004 (4)                              (.04)           -             (.04)       25.57
 Year ended 8/31/2003                                        (.05)           -             (.05)       22.44
 Period from 5/28/2002 to 8/31/2002                             -            -                -        18.57
Class R-5:
 Six months ended 2/29/2004 (4)                              (.05)           -             (.05)       25.69
 Year ended 8/31/2003                                        (.06)           -             (.06)       22.52
 Period from 5/15/2002 to 8/31/2002                             -            -                -        18.58




                                                                                           Ratio of   Ratio of net
                                                                      Net assets,          expenses  (loss) income
                                                            Total  end of period         to average     to average
                                                           return   (in millions)        net assets     net assets
Class R-1:
 Six months ended 2/29/2004 (4)                             13.69%         $45             1.52%(5)(7)   (.73)(5)
 Year ended 8/31/2003                                       20.29           23             1.53 (7)      (.53)
 Period from 6/6/2002 to 8/31/2002                         (12.10)           1              .36 (7)      (.16)
Class R-2:
 Six months ended 2/29/2004 (4)                             13.75          611             1.49 (5)(7)   (.69)(5)
 Year ended 8/31/2003                                       20.29          305             1.49 (7)      (.49)
 Period from 5/21/2002 to 8/31/2002                        (16.19)           8              .42 (7)      (.17)
Class R-3:
 Six months ended 2/29/2004 (4)                             13.92        2,106             1.09 (5)      (.30)(5)
 Year ended 8/31/2003                                       20.75          743             1.11 (7)      (.11)
 Period from 5/21/2002 to 8/31/2002                        (16.10)          11              .31 (7)      (.06)
Class R-4:
 Six months ended 2/29/2004 (4)                             14.15        2,166              .73 (5)       .05 (5)
 Year ended 8/31/2003                                       21.19          401              .74 (7)       .26
 Period from 5/28/2002 to 8/31/2002                        (15.63)           3              .20 (7)       .05
Class R-5:
 Six months ended 2/29/2004 (4)                             14.32          777              .42 (5)       .37 (5)
 Year ended 8/31/2003                                       21.61          297              .43           .56
 Period from 5/15/2002 to 8/31/2002                        (17.05)          95              .13           .14




                                                       Six months ended
                                                          February 29,                      Year ended August 31
                                                            2004(4)           2003      2002         2001       2000         1999

Portfolio turnover rate for all classes of shares            11%               25%       30%          36%        47%          46%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Unaudited.
(5) Annualized.
(6) Amount less than one cent.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.62% for Class R-2 during the six months ended February 29, 2004, 1.59% and 1.82% for classes R-1 and R-2, respectively, during the year ended August 31, 2003, and .46%, .49%, .33% and .25%, for classes R-1, R-2, R-3 and R-4, respectively, during the period ended August 31, 2002. The expense ratios were not affected by any payments made by CRMC for Class R-1 during the period ended February 29, 2004, and for classes R-3 and R-4 during the year ended August 31, 2003.


See Notes to Financial Statements


OTHER SHARE CLASS RESULTS                                            unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529

Returns for periods ended March 31, 2004
(the most recent calendar quarter):
                                                                                             1 YEAR          LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are sold
     within six years of purchase                                                             +34.93%            -3.51%(1)
Not reflecting CDSC                                                                           +39.93%            -3.09%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +38.89%            +1.24%(2)
Not reflecting CDSC                                                                           +39.89%            +1.24%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                          +41.01%            +2.06%(2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                         +32.85%            +2.75%(4)
Not reflecting maximum sales charge                                                           +40.97%            +5.66%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
     if shares are sold within six years of purchase                                          +34.72%            +2.90%(4)
Not reflecting CDSC                                                                           +39.72%            +4.71%(4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +38.77%            +4.73%(4)
Not reflecting CDSC                                                                           +39.77%            +4.73%(4)

CLASS 529-E SHARES(3)                                                                         +40.44%            +4.69%(5)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                          +40.83%           +23.31%(6)


Figures shown on this page are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A, Class
    529-B and Class 529-C shares were first sold.
(5) Average annual total return from March 1, 2002, when Class 529-E shares were first sold.
(6) Average annual total return from September 16, 2002, when Class 529-F shares were first sold.

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Growth Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.74 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.80 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.03 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE GROWTH FUND OF AMERICA AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of The Growth Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o A LONG-TERM, VALUE-ORIENTED APPROACH Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o AN UNPARALLELED GLOBAL RESEARCH EFFORT American Funds draws on one of the industry's most globally integrated research networks.

o THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o EXPERIENCED INVESTMENT PROFESSIONALS The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o A COMMITMENT TO LOW OPERATING EXPENSES American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
>  The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-905-0404

Litho in USA AGD/GRS/8084

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        THE GROWTH FUND OF AMERICA, INC.


                        By /s/ James F. Rothenberg
                        -----------------------------------------
                        James F. Rothenberg, Chairman and PEO
                        Date:  May 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ James F. Rothenberg
----------------------------------------
James F. Rothenberg, Chairman and PEO
Date:  May 7, 2004



By /s/ Sheryl F. Johnson
---------------------------------------
Sheryl F. Johnson, Treasurer
Date:  May 7, 2004